Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Cost-method Investments [Line Items]
Cost-method investments	$ 30,152,000	$ 22,585,000
Impairment loss	230,000	$ 0	$ 0
Long-term Investment in Zhihu [Member]
Schedule of Cost-method Investments [Line Items]
Cost-method investments	$ 18,857,000